Commitments and Contingencies (Details Narrative) - USD ($)					9 Months Ended	12 Months Ended
	Apr. 08, 2021	Mar. 30, 2021	Jun. 09, 2020	Mar. 09, 2020	Sep. 30, 2021	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Loss Contingency, Damages Paid, Value		$ 40,000
Proceeds from Issuance of Private Placement	$ 1,000,000				$ 1,000,000
Aggregate common shares issued upon execution of settlement		67,000			67,000
Other Nonoperating Expense					$ 107,000
Payments for Legal Settlements					35,000
Litigation Settlement, Expense					40,000
Accounts Payable and Accrued Liabilities					$ 5,000
Stock Issued During Period, Shares, New Issues					1,000,000
Stock Issued During Period, Value, New Issues					$ 67,000
Former Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Loss Contingency, Damages Awarded, Value			$ 33,985
Restricted stock units shares issued interest percentage			8.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Vested but not settled						6,750,000
Number of units, vested and settled				6,750,000
Loss Contingency, Damages Awarded, Value				$ 10,000